Acquisition of 374Water Inc fka PowerVerde Inc (Details) - 374Water, Inc. [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Cash	$ 29,536	$ 29,536
Prepaid expense	14,483	14,483
Accounts Receivable	1,000	1,000
Total assets acquired	45,019	45,019
Accounts payable	46,150	46,150
Accrued expenses	(83,094)	83,094
Total liabilities assumed	129,244	129,244
Net liabilities assumed	$ (84,225)	$ 84,225